Lease liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, current	¥ 260,613	¥ 321,268
Present value of the minimum lease payments, noncurrent	385,882	483,144
Total minimum lease payments	706,906	892,014
Less: total future interest expenses	(60,411)	(87,602)
Present value of lease liabilities	646,495	804,412
Total minimum lease payments	646,495	804,412
Within 1 year or on demand
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, current	260,613	321,268
Total minimum lease payments, current	270,109	342,211
Later Than 1 to 5 years and thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	385,882	483,144
Total minimum lease payments, non-current	436,797	549,803
After 1 year but within 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	170,592	203,467
Total minimum lease payments, non-current	182,395	217,229
After 2 years but within 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	182,594	239,995
Total minimum lease payments, non-current	209,895	277,726
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	32,696	39,682
Total minimum lease payments, non-current	¥ 44,507	¥ 54,848